Assets Classified as Held for Sale and Discontinued Operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Current assets	$ 149,281	$ 400,954
Non-current assets	247,666	249,384
Total assets held for sale		45,667
Debt	$ (43,733)	(116,813)
Total liabilities relating to assets held for sale		(29,897)
Disposal groups classified as held for sale
Disclosure Of Discontinued Operations [Line Items]
Current assets		42,293
Non-current assets		3,374
Total assets held for sale		45,667
Debt		(20,140)
Other liabilities		(9,757)
Total liabilities relating to assets held for sale		(29,897)
Net assets held for sale		$ 15,770